LONGTERM INVESTMENTS (Details Narrative)	Jun. 30, 2022 shares
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Common Stock Shares Purchased	250,000
Endurance Gold Corp. [Member]
Statement [Line Items]
Common Stock Shares Purchased	100,000